Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2023
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers include prepayments for raw materials used for production of construction materials for the Company’s construction projects, which consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Raw material prepayments for equipment production	$309,121	$466,619
Land reclamation prepayments		436,792
Advances to construction subcontractors	4,986,131	-
Total:	5,295,252	903,411
Less: allowances for credit losses	(3,138)	(449,517)
Advances to suppliers, net, third parties	$5,292,114	$453,894

Schedule of Changes of Allowance for Doubtful Accounts	The changes of allowance for doubtful accounts for the years ended December 31, 2023 and 2022 are as follows:
	December 31, 2023	December 31, 2022
Beginning balance	$449,517	$965,843
Provision for credit losses	(434,668)	(454,072)
Foreign exchange translation	(11,711)	(62,254)
Ending balance	$3,138	$449,517